CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Other Comprehensive Loss	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2015		$ 599	[1]	$ 46,164		$ (34,115)	$ 12,648
Beginning balance, shares at Dec. 31, 2015	[1]	984,292
Issuance of ordinary shares and pre-funded warrants in August 2016 registered direct offering, net of issuance expenses in an amount of $615	[2]	$ 32		5,227			5,259
Issuance of ordinary shares and pre-funded warrants in August 2016 registered direct offering, net of issuance expenses in an amount of $615, Shares	[3]	53,635
Exercise of warrants into ordinary shares		$ 140	[1]	(23)			117
Exercise of warrants into ordinary shares, shares	[1]	229,153
Share-based compensation			[1]	1,209			1,209
Change in fair values of cash flow hedge
Net loss			[1]			(8,826)	(8,826)
Ending balance at Dec. 31, 2016		$ 771	[1]	52,577		(42,941)	10,407
Ending balance, shares at Dec. 31, 2016	[1]	1,267,080
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $399	[4]	$ 67		2,282			2,349
Issuance of ordinary shares and warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $399	[4]	112,460
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses in an amount of $378	[4]	$ 114		2,066			2,180
Issuance of ordinary shares and warrants in November 2017 registered direct offering, net of issuance expenses in an amount of $378	[4]	189,387
Exercise of warrants into ordinary shares		$ 22	[1]	(8)			14
Exercise of warrants into ordinary shares, shares	[1]	35,474
Share-based compensation				726			726
Share-based compensation, shares		1,033
Change in fair values of cash flow hedge
Net loss			[1]			(9,771)	(9,771)
Ending balance at Dec. 31, 2017		$ 974	[1]	57,643		(52,712)	5,905
Ending balance, shares at Dec. 31, 2017	[1]	1,605,434
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381	[5]	$ 2,444		15,343			17,787
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381, shares	[5]	3,669,129
Exercise of warrants into ordinary shares		$ 38	[1]	(33)			5
Exercise of warrants into ordinary shares, shares	[1]	56,121
Share-based compensation			[1]	(65)			(65)
Change in fair values of cash flow hedge			[1]		(13)		(13)
Net loss			[1]			(10,589)	(10,589)
Ending balance at Dec. 31, 2018		$ 3,456	[1]	$ 72,888	$ (13)	$ (63,301)	$ 13,030
Ending balance, shares at Dec. 31, 2018	[1]	5,330,684

[1]	All shares amounts have been retroactively adjusted to reflect a 1-for-12 share reverse split, see Note 1C.
[2]	Represents warrants issued to placement agent as part of issuance expenses
[3]	Includes pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant, issued in connection with the registered direct offering. See Note 9C(2)(h).
[4]	Issuance expenses include certain warrants with a value of $49,229 and $58,298 issued in connection with the June 2017 and November 2017 registered direct offerings, respectively. See Note 9C(2)(j).
[5]	Includes pre-funded warrants to purchase 450,909 ordinary shares at a purchase price of $5.49 per pre-funded warrant, issued in connection with the registered direct offering. See Note 9C(2)(k).